ACCRUED EXPENSES (Tables)	9 Months Ended
Sep. 30, 2025
Payables and Accruals [Abstract]
Schedule of Accrued Expenses
Accrued expenses consisted of:

	December 31,
	2024	2023
Accrued expenses:
Research and development	$342	$93
General and administrative	12	441
Payroll and related	337	736
Total accrued expenses	$691	$1,270
Accrued expenses consist of the following:

	September 30, 2025	December 31, 2024
Research and development	$755	$342
General and administrative	129	12
Payroll and related	504	337
Total accrued expenses	$1,388	$691